Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Obligations and the funded status of plan
Our obligations and the funded status of our plan, measured at June 30, 2014 and June 30, 2013, respectively, are as follows:

($000)	2014	2013

Change in Benefit Obligation
Benefit obligation at beginning of year	23,521	23,278
Service cost	1,023	1,116
Interest cost	1,038	913
Actuarial (gain)/loss	1,810	(1,271)
Benefits paid	(1,009)	(515)
Benefit obligation at end of year	26,383	23,521

Change in Plan Assets
Fair value of plan assets at beginning of year	26,201	20,971
Actual return on plan assets	3,983	2,945
Employer contributions	500	2,800
Benefits paid	(1,009)	(515)
Fair value of plan assets at end of year	29,675	26,201

Recognized Amounts
Projected benefit obligation	(26,383)	(23,521)
Plan assets at fair value	29,675	26,201
Funded status	3,292	2,680

Net amount recognized as prepaid pension on the Consolidated Balance Sheets	3,292	2,680

Items Not Yet Recognized as a Component of Net Periodic Benefit Costs

Items Not Yet Recognized as a Component of Net Periodic Benefit Cost
Prior service cost	(316)	(403)
Net loss	5,824	6,772
Amounts recognized as regulatory assets	5,508	6,369

Schedule of costs of retirement plans

($000)	2014	2013	2012

Components of Net Periodic Benefit Cost
Service cost	1,023	1,116	921
Interest cost	1,038	913	921
Expected return on plan assets	(1,567)	(1,578)	(1,474)
Amortization of unrecognized net loss	342	615	200
Amortization of prior service cost	(86)	(86)	(87)
Net periodic benefit cost	750	980	481

Weighted-Average % Assumptions Used to Determine Benefit Obligations
Discount rate	4.25	4.5	4.0
Rate of compensation increase	4.0	4.0	4.0

Weighted-Average % Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	4.5	4.0	5.25
Expected long-term return on plan assets	6.0	7.0	7.0
Rate of compensation increase	4.0	4.0	4.0

Allocation of plan assets
The assets of the plan are comprised of investments in individual securities and mutual funds. In June, 2013, upon changing investment advisors for our defined benefit plan, we adopted a new asset allocation model and in 2014 transitioned to our target allocations for plan assets and reallocated our investments from mutual funds to individual securities. Previously, each individual mutual fund had been selected based on its investment strategy, which approximates a specific asset class within our target allocations.

	Target	Actual Allocations
(%)	Allocations	2014	2013
Asset Class
Cash and cash equivalents	3	3	3

Equity Securities
U.S. equity securities	36	43	53
Foreign equity securities	20	19	11
Domestic real estate	5	5	6
	61	67	70

Fixed Income Securities
U. S. fixed income security	15	12	27
Foreign fixed income security	8	6	—
	23	18	27

Other Securities
Absolute return strategy mutual funds	13	12	—
	100	100	100

Fair value of plan assets
The following represents the fair value of plan assets:

($000)	2014	Level 1	Level 2	Level 3
Asset Class
Cash	1,026	1,026	—	—

Equity Securities
U.S. equity securities	13,828	13,828	—	—
Foreign equity securities	5,706	5,706	—	—
	19,534	19,534	—	—

Fixed Income Securities
U.S. treasury securities	593	593	—	—
High yield funds	1,773	1,773	—	—
Foreign bond funds	1,771	1,771	—	—
U.S. corporate bonds	714	—	714	—
Other	577	—	577	—
	5,428	4,137	1,291	—

Other Securities
Absolute return strategy mutual funds	3,687	3,687	—	—
Total	29,675	28,384	1,291	—

($000)	2013	Level 1	Level 2	Level 3
Asset Class
Cash	778	778	—	—

Exchange Traded Mutual Funds
U.S. equity securities	14,191	14,191	—	—
Fixed income securities	6,969	6,969	—	—
Foreign equity securities	2,756	2,756	—	—
Domestic real estate securities	1,507	1,507	—	—
	25,423	25,423	—	—
Total	26,201	26,201	—	—

Future benefit payments	The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($000)

2015	3,099
2016	729
2017	735
2018	1,616
2019	1,503
2020 - 2024	7,384